Loans and Allowance for Credit Losses, Impaired Loans, Average Recorded Investment and Interest Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	$ 27,598	$ 23,268	$ 10,557
Recognized interest income	1,079	698	232
Interest Income On Impaired Loans [Abstract]
Interest income, cash basis of accounting	180	250	130
Interest income, other	899	448	102
Interest income, Total	1,079	698	232
Commercial and Industrial Loans [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	3,282	4,098
Recognized interest income	105	64
Interest Income On Impaired Loans [Abstract]
Interest income, Total	105	64
Commercial Real Estate Mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	5,308	4,598
Recognized interest income	80	41
Interest Income On Impaired Loans [Abstract]
Interest income, Total	80	41
Commercial Real Estate Construction [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	2,481	3,203
Recognized interest income	70	28
Interest Income On Impaired Loans [Abstract]
Interest income, Total	70	28
Lease Financing [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	80	166
Recognized interest income	0	0
Interest Income On Impaired Loans [Abstract]
Interest income, Total	0	0
Foreign Loans [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	29	47
Recognized interest income	0	0
Interest Income On Impaired Loans [Abstract]
Interest income, Total	0	0
Total Commercial [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	11,180	12,112
Recognized interest income	255	133
Interest Income On Impaired Loans [Abstract]
Interest income, Total	255	133
Real estate 1-4 family first mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	13,592	9,221
Recognized interest income	700	494
Interest Income On Impaired Loans [Abstract]
Interest income, Total	700	494
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	1,962	1,443
Recognized interest income	76	55
Interest Income On Impaired Loans [Abstract]
Interest income, Total	76	55
Credit Card [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	594	360
Recognized interest income	21	13
Interest Income On Impaired Loans [Abstract]
Interest income, Total	21	13
Other revolving credit and installment [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	270	132
Recognized interest income	27	3
Interest Income On Impaired Loans [Abstract]
Interest income, Total	27	3
Total Consumer [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	16,418	11,156
Recognized interest income	824	565
Interest Income On Impaired Loans [Abstract]
Interest income, Total	$ 824	$ 565